21 Loans and Financing	12 Months Ended
Dec. 31, 2019
Loans And Financing [Abstract]
Loans and Financing

21  Loans and Financing

								Contractual	Effective		12.31.2019	12.31.2018
				Issue	Number of	Final	Payment	financial	interest	Contract
Contracts	Company	Allocation	Guarantees	Date	installment	maturity	of charges	charges p.y.	rate p.y.	amount
FOREIGN CURRENCY
National Treasury Department (STN - Secretaria do Tesouro Nacional)
Par Bond	Copel	Debt negotiation	Guarantees deposited (21.1).	05.20.1998	1	04.11.2024	Half-yearly	6.0% + 0.20%	6.0% + 0.20%	17,315	64,325	61,837
Discount Bond				05.20.1998	1	04.11.2024	Half-yearly	3.5% + 0.20%	3.5% + 0.20%	12,082	44,658	42,914
Total foreign currency											108,983	104,751
LOCAL CURRENCY
Banco do Brasil
CCB 330.600.773	Copel DIS	Working capital.	Credit assignment.	07.11.2014	3	07.11.2019	Half-yearly	111.8% of DI	111.8% of DI	116,667	-	40,173
CFX 17/35959-7	Copel DIS			05.16.2017	2	05.06.2019	Quarterly	12.0%	12.0%	75,000	-	38,262
CCB 21/00851-5	Copel DIS			06.30.2017	2	06.13.2019	Quarterly	11.0%	11.0%	38,889	-	19,644
CCB 17/35960-0	Copel DIS			07.27.2017	2	07.17.2019	Quarterly	11.0%	11.0%	50,333	-	51,681
CFX 17/35958-9	Copel DIS			08.15.2017	2	08.05.2019	Quarterly	11.0%	11.0%	58,333	-	59,366
NCI 330.600.132	Copel HOL			02.28.2007	3	02.28.2019	Half-yearly	107.8% of DI	107.8% of DI	231,000	-	78,735
CCB 306.401.381	Copel HOL			12.19.2019	5	03.25.2022	Quarterly	120.00% of DI	126.99% of DI	640,005	640,530	648,953
NCI 306.401.445	Copel HOL			02.24.2017	2	02.15.2020	Half-yearly	124.5% of DI	136.15% of DI	77,000	39,446	79,225
											679,976	1,016,039
Eletrobras
981/95	Copel DIS	National Program for Watering - Proni.	Own revenue; issue of promissory notes and commercial duplicates.	12.22.1994	80	08.15.2019	Quarterly	8.0%	8.0%	1,169	-	49
982/95				12.22.1994	80	11.15.2019	Quarterly	8.0%	8.0%	1,283	-	24
983/95				12.22.1994	80	11.15.2020	Quarterly	8.0%	8.0%	11	26	51
984/95				12.22.1994	80	11.15.2020	Quarterly	8.0%	8.0%	14	11	22
985/95				12.22.1994	80	08.15.2021	Quarterly	8.0%	8.0%	61	11	17
206/07		Rural Electricity Program - Luz para Todos.		03.03.2008	120	08.30.2020	Monthly	5.0%+ 1.0%	5.05%	109,642	5,953	14,882
273/09				02.18.2010	120	12.30.2022	Monthly	5.0%+ 1.0%	5.0%+ 1.0%	63,944	4,933	6,577
											10,934	21,622
Caixa Econômica Federal	Copel DIS	Rural Electricity Program - Luz para Todos.	Own revenue; issue of promissory notes and commercial duplicates.
415.855-22/14				03.31.2015	120	12.08.2026	Monthly	6.0%	6.0%	16,984	13,410	15,298
3153-352		Acquisition of machinery, equipment and IT and automation equipment.	Assignment of trade notes receivable.	11.01.2016	36	12.15.2021	Monthly	5.5 % above TJLP	5.5 % above TJLP	1,156	331	496
											13,741	15,794
Finep
21120105-00	Copel Tel	BEL project - ultra wide band intranet service (Ultra Wide Band - UWB).	Lock of proceeds received in current account.	07.17.2012	81	10.15.2020	Monthly	4.0%	4.39%	35,095	2,626	5,778
21120105-00				07.17.2012	81	10.15.2020	Monthly	3.5% + TR	3.88% + TR	17,103	2,219	4,881
											4,845	10,659
		Payment of the first installment of debentures and cash enhancement of Copel Get.
Promissory notes	Copel GeT		Surety of Copel.	05.12.2017	1	05.12.2019	Single installment	117% of DI	117% of DI	500,000	-	572,419
											-	572,419
Banco do Brasil - BNDES Transfer
21/02000-0	Copel GeT	Implementation of Mauá HPP.	Revenue from energy sales from the plant.	04.16.2009	179	01.15.2028	Monthly	2.13% above TJLP	2.13% above TJLP	169,500	95,807	107,324
											95,807	107,324

								Contractual	Effective		12.31.2019	12.31.2018
				Issue	Number of	Final	Payment	financial	interest	Contract
Contracts	Company	Allocation	Guarantees	Date	installment	maturity	of charges	charges p.y.	rate p.y.	amount
BNDES
820989.1	Copel GeT	Implementation of Mauá HPP.	Revenue from energy sales from the plant.	03.17.2009	179	01.15.2028	Monthly	1.63% above TJLP	1.63% above TJLP	169,500	95,807	107,326
1120952.1		Implementation of transmission line between Foz do Iguaçu and Cascavel Oeste substations.	Assignment of receivables; revenue from energy transmission services.	12.16.2011	168	04.15.2026	Monthly	1.82% and 1.42% above TJLP	1.82% and 1.42% above TJLP	44,723	21,090	24,344
1220768.1		Implementation of Cavernoso II SHP.	Revenue from energy sales from the plant.	09.28.2012	192	07.15.2029	Monthly	1.36% above TJLP	1.36% above TJLP	73,122	46,240	50,908
13211061		Implementation of Colíder HPP.	Assignment of receivables	12.04.2013	192	10.15.2031	Monthly	0% and 1.49% above TJLP	6.43% and 7.68%	1,041,155	817,329	844,940
13210331		Implementation of Cerquilho III substation.		12.03.2013	168	08.15.2028	Monthly	1.49% and 1.89% above TJLP	1.49% and 1.89% above TJLP	17,644	11,385	12,659
15206041		Implementation of transmission line Assis - Paraguaçu Paulista II.		12.28.2015	168	06.15.2030	Monthly	2.42% above TJLP	9.04%	34,265	22,419	24,477
15205921		Implementation of transmission lines Londrina - Figueira and Salto Osório - Foz do Chopim.		12.28.2015	168	12.15.2029	Monthly	2.32% above TJLP	8.93%	21,584	13,526	14,832
18205101		Implementation of Baixo Iguaçu HPP.		11.22.2018	192	06.15.2035	Monthly	1.94% above TJLP	8.50%	194,000	196,827	162,229
14205611-A	Copel DIS	Preservation of business, improvements, operating support and general investments in the expansion and consolidation of projects and social investment programs of companies (ISE).	Surety of Copel; assignment of revenues and indemnity rights under the concession.	12.15.2014	72	01.15.2021	Monthly	2.09% above TJLP	8.37%	41,583	7,611	14,591
14205611-B				12.15.2014	6	02.15.2021	Annual	2.09 above TR BNDES	2.09 above TR BNDES	17,821	8,288	11,992
14205611-C				12.15.2014	113	06.15.2024	Monthly	6.0%	6.0%	78,921	35,267	43,097
14205611-D				12.15.2014	57	02.15.2021	Monthly	TJLP	TJLP	750	11	20
14.2.1271.1	Santa Maria	Construction and implementation of wind generating plants.	Surety of Copel; pledge of shares; assignment of receivables and revenues.	06.01.2015	192	08.15.2031	Monthly	1.66% above TJLP	8.26%	71,676	45,582	49,336
14.2.1272.1	Santa Helena			06.01.2015	192	08.15.2031	Monthly	1.66% above TJLP	8.26%	82,973	49,458	53,531
11211521	GE Farol		Pledge of shares; assignment of receivables from energy sales from the project; assignment of machinery and equipment.	03.19.2012	192	06.15.2030	Monthly	2.34% above TJLP	2.34% above TJLP	54,100	41,388	45,158
11211531	GE Boa Vista			03.19.2012	192	06.15.2030	Monthly	2.34% above TJLP	2.34% above TJLP	40,050	30,598	33,385
11211541	GE S.B. do Norte			03.19.2012	192	06.15.2030	Monthly	2.34% above TJLP	2.34% above TJLP	90,900	69,394	75,715
11211551	GE Olho D'Água			03.19.2012	192	06.15.2030	Monthly	2.34% above TJLP	2.34% above TJLP	97,000	74,112	80,862
18204611	Cutia		Pledge of shares; assignment of receivables.	10.25.2018	192	07.15.2035	Monthly	2.04% above TJLP	8.37%	619,405	611,457	517,083
13212221 - A	Costa Oeste	Implementation of transmission line between Cascavel Oeste and Umuarama Sul substations and implementation of Umuarama Sul substation.	Assignment of receivables; 100% of pledged shares.	12.03.2013	168	11.30.2028	Monthly	1.95% + TJLP	1.95% + TJLP	27,634	19,203	21,291
13212221 - B				12.03.2013	106	09.30.2023	Monthly	3.5%	3.5%	9,086	2,992	3,789
14205851 - A	Marumbi	Implementation of transmission line between Curitiba and Curitiba Leste and implementation of Curitiba Leste substation.		07.08.2014	168	06.30.2029	Monthly	2.00% + TJLP	2.00% + TJLP	33,460	24,627	27,134
14205851 - B				07.08.2014	106	04.30.2024	Monthly	6.0%	6.0%	21,577	9,813	12,076
											2,254,424	2,230,775

Total local currency											3,059,727	3,974,632
										Gross debt	3,168,710	4,079,383
										(-) Transaction cost	(26,327)	(32,076)
										Net debt	3,142,383	4,047,307
										Current	255,521	1,113,047
										Noncurrent	2,886,862	2,934,260
DI - Interbank Deposit Rate
IPCA - Inflation Index (Índice Nacional de Preços ao Consumidor Amplo, in Portuguese)
TJLP - Long-term interest rate
TR - Referential Rate

21.1    Collateral and Escrow deposits– STN

Constitution of guarantees, in the form of a cash guarantee, Par Bond, in the amount of R$ 57,968 (R$ 52,717 at December 31, 2018), and Discount Bond, in the amount of R$ 40,465 (R$ 36,838 at December 31, 2018) intended to the repayment of the amount of principal related to the STN contracts, upon maturity on April 11, 2024. The amounts are adjusted by applying the weighted average of the percentage changes of the Zero Coupon Bond prices of the United States of America Treasury, by the percentage share of each series of the instrument in the portfolio of collateral for repayment of principal, constituted pursuant to the Brazilian Financing Plan of 1992.

21.2    Breakdown of loans and financing by currency and index

		12.31.2019%		12.31.2018%
Foreign currency - change in currencies in the period (%)
U.S. Dollar	4.02	108,983	3.47	104,751	2.59
		108,983	3.47	104,751	2.59
Local currency - indexes at period end (%)
TJLP	5.57	2,271,187	72.30	2,245,786	55.49
CDI	4.40	676,720	21.54	1,410,479	34.85
TR	-	2,202	0.07	4,842	0.12
IPCA	4.31	8,288	0.26	11,992	0.30
Without indexer (annual fixed rate)	-	75,003	2.36	269,457	6.65
		3,033,400	96.53	3,942,556	97.41
		3,142,383	100.00	4,047,307	100.00

21.3    Maturity of noncurrent installments

12.31.2019	Gross debt	(-) Transaction cost	Net debt
2021	706,500	(2,781)	703,719
2022	319,580	(2,061)	317,519
2023	191,584	(1,618)	189,966
2024	295,366	(1,625)	293,741
2025	185,009	(1,622)	183,387
After 2025	1,211,911	(13,381)	1,198,530
	2,909,950	(23,088)	2,886,862

21.4    Changes in loans and financing

	Foreign currency	Local currency	Total
Balance as of January 1, 2018	89,270	3,670,235	3,759,505
Effect of acquisition of control of Costa Oeste and Marumbi	-	66,775	66,775
Funding	-	1,314,766	1,314,766
Charges	5,038	289,365	294,403
Monetary and exchange variations	15,161	11,936	27,097
Amortization - principal	-	(1,126,144)	(1,126,144)
Payment - charges	(4,718)	(284,377)	(289,095)
Balance as of December 31, 2018	104,751	3,942,556	4,047,307
Funding	-	796,296	796,296
Charges	5,599	268,950	274,549
Monetary and exchange variations	4,170	6,907	11,077
Amortization - principal	-	(1,660,869)	(1,660,869)
Payment - charges	(5,537)	(320,440)	(325,977)
Balance as of December 31, 2019	108,983	3,033,400	3,142,383

21.5    Covenants

The Company signed loans and financing agreements containing covenants that require economic and financial ratios to be maintained within pre-determined parameters, requiring annual fulfillment and other conditions to be complied with, such as not changing the Company's interest in the capital stock of subsidiaries that would represent change of control without prior consent. Failing to fulfill these conditions may lead to accelerated debt repayment and/or fines.

As of December 31, 2019, the Company is in compliance with all covenants.

The financial covenants contained in the agreements are presented below:

Company	Contract	Annual financial index	Limit
Copel GeT	BNDES Finem No. 820989.1 - Mauá	EBITDA / Net financial results	≥ 1.3
Banco do Brasil No. 21/02000-0 - Mauá
Copel DIS	BNDES Finem No. 14205611	Financial indebtedness / adjusted EBITIDA	≤ 4.0
Santa Maria	BNDES Finem No. 14212711	Debt service coverage ratio	≥ 1.3
Santa Helena	BNDES Finem No. 14212721
São Bento Energia, Investimento e Participações	BNDES Assignment Agreement	Debt service coverage ratio	≥ 1.3
GE Boa Vista S.A.	BNDES Finem No. 11211531
GE Farol S.A.	BNDES Finem No. 11211521
GE Olho D´Água S.A.	BNDES Finem No. 11211551
GE São Bento do Norte S.A.	BNDES Finem No. 11211541
Cutia	BNDES Finem No. 18204611	Debt service coverage ratio (a)	≥ 1.2
Costa Oeste	BNDES Finem No. 13212221	Debt service coverage ratio	≥ 1.3
Marumbi	BNDES Finem No. 14205851	Debt service coverage ratio	≥ 1.3
Financing for businesses - Finem
(a) financial ratio calculated based on the amounts of the consolidated financial statements of Cutia Empreendimentos Eólicos S.A.